Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2019
NONCONTROLLING INTEREST [Abstract]
Noncontrolling interest in the consolidated balance sheets

	As of December 31,
	2018	2019
Sogou	$686,503	$726,960
Changyou	277,608	151,503

Total	$964,111	$878,463

Noncontrolling interest in the consolidated statements of comprehensive income /(loss)

	Year Ended December 31,
	2017	2018	2019
Sogou	$77,025	$65,586	$58,955
Changyou	7,603	27,137	46,990
Other	(105)	0	0

Total	$84,523	$92,723	$105,945

	Year Ended December 31,
	2017	2018	2019
Net income from continuing operations attributable to noncontrolling shareholders	$91,076	$107,318	$117,177
Net loss from discontinued operations attributable to noncontrolling shareholders	(6,553)	(14,595)	(11,232)

Net income attributable to noncontrolling interest shareholders	$84,523	$92,723	$105,945